Other Payables and Accruals	12 Months Ended
Dec. 31, 2018
Other Payables and Accruals
Other Payables and Accruals

7. Other Payables and Accruals

        An analysis of other payables and accruals is as follows:

	As of December 31,
	2017	2018
Unearned revenue	25,236	24,080
Accrued legal and professional fees	597	679
Accrued crew costs	2,409	1,922
Accrued off-hire	1,659	3,108
Accrued payable to charterers	539	610
Accrued purchases	1,893	10,336
Accrued interest	13,273	14,332
Accrued board of directors fees	188	198
Accrued cash distributions	179	277
Other payables and accruals	918	2,232

Total	46,891	57,774

        The unearned revenue of $24,080 represents monthly charter hires received in advance as of December 31, 2018 relating to January 2019 (December 31, 2017: $25,236).